Sale of RPK (Details) - Schedule of Consolidated Statements of Loss and Comprehensive Loss - Bophelo Bio Science and Wellness (Pty) Ltd. ("Bophelo") [Member]	6 Months Ended
Jun. 30, 2024 USD ($)
Sale of RPK (Details) - Schedule of Consolidated Statements of Loss and Comprehensive Loss [Line Items]
Cash received	$ 2,000,000
Finder’s fee – transaction cost	(446,250)
Consideration received, net	1,553,750
Cash	105,175
Accounts receivable (note 6)	158,812
Inventory (note 7)	1,260,120
Prepayments	33,762
Property, plant and equipment, net (note 9)	1,769,221
Intangible licenses (note 11)	3,783,117
Accounts payable	(2,016,744)
Bank loans (note 14)	(3,374,088)
Net assets sold	1,719,375
Loss on sale of subsidiary	$ (165,625)